UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period
from May 26, 2016 to June 27, 2016

Commission File Number of issuing entity: 333-171055-01 Central Index Key Number of issuing entity: 0001108348

CITIBANK CREDIT CARD ISSUANCE TRUST

(Issuing Entity in respect of the Notes)
(Exact name of issuing entity as specified in its charter)

DELAWARE (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)

Commission File Number of issuing entity: 333-171055-02 Central Index Key Number of issuing entity: 0000921864

CITIBANK CREDIT CARD MASTER TRUST I

(Issuing Entity in respect of the Collateral Certificate)
(Exact name of issuing entity as specified in its charter)

NEW YORK (State or other jurisdiction of incorporation or organization of issuing entity)	NOT APPLICABLE (I.R.S. Employer Identification No. of issuing entity)

Commission File Number of sponsor and depositor: 333-171055-03 Central Index Key Number of sponsor (if applicable): 0001522616

CITIBANK, N.A.

(Exact name of sponsor and depositor as specified in its charter)

Christopher R. Becker, Esq., Assistant General Counsel---Capital Markets and Corporate Reporting, (718)-248-4092
(Name and telephone number, including area code, of the person to contact in connection with this filing.)

13-5266470 (I.R.S. Employer Identification No.)
c/o CITIBANK, N.A.
701 East 60th Street North,
Mail Code 1251
Sioux Falls, South Dakota	57117
(Address of principal executive	(Zip Code)
offices of issuing entities)

(605) 331-2626
(Telephone number, including area code)
NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to
	Section	Section	Section	Name of exchange
Title of class	12(b)	12(g)	15(d)	(If Section 12(b))
Citiseries, Class A notes			[X]
Citiseries, Class B notes			[X]
Citiseries, Class C notes			[X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X  No

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is provided below and in the report attached hereto as Exhibit 99. This report is the monthly report of Citibank Credit Card Issuance Trust containing information regarding the notes of the Citiseries, the Citibank Credit Card Master Trust I's  assets and the collateral certificate for the due period ending June 27, 2016 and the related payment dates for the notes delivered pursuant to Section 907 of the Indenture.

The issuance trust has issued Class A notes, Class B notes and Class C notes of the Citiseries pursuant to an Indenture between the issuance trust and Deutsche Bank Trust Company Americas, as trustee. Principal payments on Class B notes of the Citiseries are subordinated to payments on Class A notes of that series, and principal payments on Class C notes of the Citiseries are subordinated to payments on Class A and Class B notes of that series.

The issuance trust's primary asset - and its primary source of funds for the payment of principal of and interest on the notes - is a collateral certificate issued by the master trust to the issuance trust. The collateral certificate represents an undivided interest in the assets of the master trust. The master trust assets consist primarily of credit card receivables arising in a portfolio of revolving credit card accounts.

During the due period ending June 27, 2016 no master trust assets were the subject of a demand to repurchase or replace for breach of the representations and warranties in the underlying transaction agreements. The most recent Form ABS-15G filed by Citibank, N.A. was filed on February 16, 2016 under CIK number 0001541816.

For the definitions or descriptions of certain terms used in the attached report, as well as a description of the allocation and payment priorities and subordination provisions applicable to the notes of the Citiseries, see the Prospectus included in the issuance trust's Registration Statement on Form S-3 (File No. 333-171055-01), as amended or supplemented to the date hereof.

Item 2. Legal Proceedings.

Beginning in 2005, several putative class actions were filed against Citigroup Inc. and certain of its subsidiaries, including Citibank, N.A. (collectively Citigroup), together with Visa, MasterCard and other banks and their affiliates, in various federal district courts and consolidated with other related cases in a multi-district litigation proceeding before Judge Gleeson in the United States District Court for the Eastern District of New York. This proceeding is captioned IN RE PAYMENT CARD INTERCHANGE FEE AND MERCHANT DISCOUNT ANTITRUST LITIGATION.

On July 13, 2012, all parties to the putative class actions, including Citigroup, entered into a Memorandum of Understanding (MOU) setting forth the material terms of a class settlement. The class settlement contemplated by the MOU provides for, among other things, a total payment by all defendants to the class of $6.05 billion; a rebate to merchants participating in the damages class settlement of 10 basis points on interchange collected for a period of eight months by the Visa and MasterCard networks; changes to certain network rules that would permit merchants to surcharge some payment card transactions subject to certain limitations and conditions, including disclosure to consumers at the point of sale; and broad releases in favor of the defendants. Subsequently, all defendants and certain of the plaintiffs who had entered into the MOU executed a settlement agreement consistent with the terms of the MOU.

On November 27, 2012, the court entered an order granting preliminary approval of the proposed class settlements and provisionally certified two classes for settlement purposes only. The court held a hearing on September 12, 2013 to consider whether the class settlements should be finally approved. On December 13, 2013, the court entered an order granting final approval to the class settlement, and on January 14, 2014, the court entered a final judgment. On July 28, 2015, various objectors to the class settlement filed motions in the U.S. District Court to vacate the court’s prior approval of the class settlement, alleging improprieties by two of the lawyers involved in the Interchange MDL. Also, a number of objectors filed an appeal of the final approval order with the Second Circuit Court of Appeals, which heard oral argument regarding the appeals on September 28, 2015.

On June 30, 2016, the Second Circuit Court of Appeals found that the class plaintiffs were inadequately represented and as a result vacated the district court’s certification of the settlement class consisting of the merchants that accepted or will accept Visa and/or MasterCard from November 28, 2012 onwards, reversed approval of the settlement, and remanded the action for further proceedings.

Additional information concerning these consolidated actions is publicly available in court filings under the docket number MDL 05-1720 (E.D.N.Y.) (Brodie, J.) and 12-4671 (2d Cir.).

PART II - OTHER INFORMATION

Item 9. Exhibits

Exhibit No.	Description
99	Monthly Report for the Due Period ending June 27, 2016 and the related Payment Dates for the Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CITIBANK, N.A., as Depositor and Managing Beneficiary of Citibank Credit Card Issuance Trust and as Depositor and Servicer of Citibank Credit Card Master Trust I
Date: July 15, 2016	By: /s/ Douglas C. Morrison Douglas C. Morrison Vice President